John Hancock
Fundamental All Cap Core Fund
Quarterly portfolio holdings 10/31/2020

Fund’s investments
As of 10-31-20 (unaudited)
	Shares	Value
Common stocks 99.2%		$88,665,506
(Cost $62,947,132)
Communication services 18.7%		16,685,428
Entertainment 3.4%
Liberty Media Corp.-Liberty Formula One, Series C (A)	73,566	2,657,940
Madison Square Garden Entertainment Corp. (A)	5,594	363,610
Interactive media and services 14.5%
Alphabet, Inc., Class A (A)	3,029	4,895,197
CarGurus, Inc. (A)	81,534	1,624,973
Facebook, Inc., Class A (A)	24,455	6,434,352
Media 0.8%
Liberty Broadband Corp., Series A (A)	5,047	709,356
Consumer discretionary 21.4%		19,137,401
Household durables 6.5%
Lennar Corp., A Shares	58,534	4,110,843
NVR, Inc. (A)	239	944,789
Tempur Sealy International, Inc. (A)	8,140	724,460
Internet and direct marketing retail 8.4%
Amazon.com, Inc. (A)	2,481	7,532,688
Leisure products 1.9%
Polaris, Inc.	18,629	1,692,631
Multiline retail 1.0%
Dollar Tree, Inc. (A)	9,551	862,646
Specialty retail 2.8%
Dufry AG (A)	25,189	951,161
Group 1 Automotive, Inc.	14,616	1,550,465
Textiles, apparel and luxury goods 0.8%
Salvatore Ferragamo SpA (A)	59,514	767,718
Consumer staples 7.8%		7,000,050
Beverages 3.3%
Anheuser-Busch InBev SA/NV, ADR	28,021	1,454,570
Diageo PLC, ADR	5,331	693,990
Heineken NV	8,855	783,823
Food and staples retailing 0.4%
US Foods Holding Corp. (A)	18,597	388,677
Food products 4.1%
Post Holdings, Inc. (A)	27,438	2,356,924
The Hain Celestial Group, Inc. (A)	42,994	1,322,066
Energy 4.2%		3,774,749
Energy equipment and services 0.8%
Baker Hughes Company	49,456	730,465
Oil, gas and consumable fuels 3.4%
Cheniere Energy, Inc. (A)	40,024	1,915,949
Suncor Energy, Inc.	23,983	270,768
Valero Energy Corp.	22,211	857,567
Financials 14.0%		12,478,519
Banks 5.8%
Bank of America Corp.	105,869	2,509,095
First Hawaiian, Inc.	154,041	2,658,748
2	JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Financials (continued)
Capital markets 6.3%
KKR & Company, Inc.	38,555	$1,316,653
Morgan Stanley	59,514	2,865,599
The Goldman Sachs Group, Inc.	7,716	1,458,633
Consumer finance 1.9%
American Express Company	12,515	1,141,869
Synchrony Financial	21,100	527,922
Health care 5.6%		4,999,177
Biotechnology 2.2%
Alnylam Pharmaceuticals, Inc. (A)	5,674	697,732
Moderna, Inc. (A)	18,996	1,281,660
Health care equipment and supplies 1.7%
Hologic, Inc. (A)	22,392	1,541,017
Health care providers and services 1.1%
Anthem, Inc.	3,577	975,806
Health care technology 0.6%
Change Healthcare, Inc. (A)	35,545	502,962
Industrials 8.2%		7,301,655
Electrical equipment 1.8%
Regal Beloit Corp.	8,555	843,951
Sensata Technologies Holding PLC (A)	16,574	724,450
Industrial conglomerates 1.4%
Roper Technologies, Inc.	3,388	1,258,100
Machinery 1.4%
Parker-Hannifin Corp.	5,976	1,245,159
Professional services 2.3%
IHS Markit, Ltd.	25,725	2,080,381
Trading companies and distributors 1.3%
United Rentals, Inc. (A)	6,448	1,149,614
Information technology 15.2%		13,588,629
Semiconductors and semiconductor equipment 2.9%
Analog Devices, Inc.	4,512	534,807
NVIDIA Corp.	4,155	2,083,151
Software 7.2%
Microsoft Corp.	8,413	1,703,380
salesforce.com, Inc. (A)	10,613	2,465,082
Workday, Inc., Class A (A)	10,889	2,287,997
Technology hardware, storage and peripherals 5.1%
Apple, Inc.	32,084	3,492,664
Samsung Electronics Company, Ltd.	20,323	1,021,548
Real estate 4.1%		3,699,898
Equity real estate investment trusts 3.7%
American Tower Corp.	10,071	2,312,805
Crown Castle International Corp.	6,369	994,838
Real estate management and development 0.4%
Five Point Holdings LLC, Class A (A)	93,617	392,255

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND	3

	Yield (%)	Shares	Value
Short-term investments 1.1%			$968,391
(Cost $968,391)
Short-term funds 1.1%			968,391
State Street Institutional U.S. Government Money Market Fund, Premier Class	0.0257(B)	968,391	968,391

Total investments (Cost $63,915,523) 100.3%	$89,633,897
Other assets and liabilities, net (0.3%)	(307,571)
Total net assets 100.0%	$89,326,326

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 10-31-20.
4	JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of October 31, 2020, by major security category or type:
	Total value at 10-31-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Communication services	$16,685,428	$16,685,428	—	—
Consumer discretionary	19,137,401	17,418,522	$1,718,879	—
Consumer staples	7,000,050	6,216,227	783,823	—
Energy	3,774,749	3,774,749	—	—
Financials	12,478,519	12,478,519	—	—
Health care	4,999,177	4,999,177	—	—
Industrials	7,301,655	7,301,655	—	—
Information technology	13,588,629	12,567,081	1,021,548	—
Real estate	3,699,898	3,699,898	—	—
Short-term investments	968,391	968,391	—	—
Total investments in securities	$89,633,897	$86,109,647	$3,524,250	—
For additional information on the fund's significant accounting policies and risks, please refer to the fund's most recent semiannual or annual shareholder report and prospectus.
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